Subsequent Event - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended																					6 Months Ended			1 Months Ended				1 Months Ended	3 Months Ended
	Mar. 26, 2012	Jul. 29, 2012	Jan. 30, 2011		Jan. 31, 2010	Jan. 29, 2012		Jun. 01, 2009	Jun. 29, 2012 Peachtree Business Products LLC	Jun. 29, 2012 Subsequent Event Peachtree Business Products LLC	Jul. 29, 2012 8.125% Senior Secured First Priority Notes due 2019		Jul. 29, 2012 13.5% Senior Subordinated Notes due 2015		Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015		Jan. 30, 2011 13.5% Senior Subordinated Notes due 2015		Aug. 30, 2007 13.5% Senior Subordinated Notes due 2015	Jul. 29, 2012 11% Senior Secured Second Priority Notes due 2020		Jul. 29, 2012 14.875% Senior Notes due 2020		Jul. 29, 2012 Refinancing of Debt	Jul. 29, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Apr. 12, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Aug. 31, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Issuance of Debt	Aug. 02, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Issuance of Debt Y	Apr. 12, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Subsequent Event	Oct. 15, 2012 Refinancing of Debt 11.5% Senior Notes due 2020 Issuance of Debt	Nov. 30, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Repayment of Debt	Feb. 03, 2013 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Repayment of Debt	Nov. 08, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Repayment of Debt	Nov. 08, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Repayment of Debt Senior Subordinated Notes	Jul. 29, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Apr. 12, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Apr. 12, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020 Subsequent Event	Jul. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Apr. 12, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Apr. 12, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 Subsequent Event	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Subsequent Event	Apr. 12, 2012 Refinancing of Debt Abl Facility Maturing In 2017	Apr. 12, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Subsequent Event
Subsequent Event [Line Items]
Proceeds from sale of issued and outstanding equity interests	$ 469
Issuance Senior Notes																			1,300							950		300	950	1,000						675	675		757	757
Note issued, interest rate		13.50%									8.13%	[1]	13.50%	[1]	13.50%	[1]	13.50%		13.50%	11.00%	[1]	14.88%	[1]			8.125%		8.125%	8.125%	11.50%						11.00%	11.00%		14.875%	14.875%
Note issued, maturity date																			2015							2019			2019							2020	2020		2020	2020
Line of credit, borrowing capacity																																									1,000	1,000	1,500	1,500
Line of credit, maturity date																																									2017	2017	2017	2017
Business acquisition, purchase price								16	196	196
Note issued, maturity date																												2,019
Note issued, at premium																												107.50%
Note issued, proceeds received bet of transaction fees		2,817																									317
Debt issuance cost																								74						18
Credit facility, extinguished																															930
Note redemption, price																									100.00%								103.375%		100.00%			100.00%
Accrued interest																																	23
Loss on extinguishment of debt		(220)	(2)		200																			220								37
Note redemption, premium payment																																31
Note redemption, write-off of unamortized deferred debt costs																								46								5
Long Term Debt		5,775 [2]	5,249	[3]		5,462	[2],[3]				950		1,819		1,820	[3]	1,597	[3]		675		728											889
Notes owned by affiliates of the Equity Sponsors beneficially, outstanding principal																																		$ 348
Notes owned by affiliates of the Equity Sponsors beneficially, holding percentage																																		39.00%

[1]	Represents the stated rate of interest, without including the effect of discounts.
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.
[3]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.